SHARE-BASED COMPENSATION EXPENSES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May 14, 2015	Feb. 20, 2012	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Sep. 20, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted (in dollars per share)	$ 22.25
Share-Based Compensation			$ 1,207	$ 464		$ 3,860
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)	1,740,000
Service and Performance Conditions 2 [Member] | EPS Threshold One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum			15.00%
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum			20.00%
Service and Performance Conditions 2 [Member] | Options Vest Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			48 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 7 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 452	$ 432		419
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				67,500				52,500
Restricted Stock [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation			619	$ 727	$ 419
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)		1,476,000
Performance Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation			588	263		3,190
Equity Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	5,000,000
Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 285
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)							$ 10.07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			396,000						1,740,000
Two Thousand Fifteen Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			396,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			1,160,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			580,000
Two Thousand Fifteen Performance Options [Member] | Vesting Period Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)			580,000
2012 Performance Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation			$ 0	$ 0		$ 251
Stock Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)										3,000,000,000
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			30.00%
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			30.00%
Package A [Member] | Performance Options 2015 [Member] | Fiscal Year 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			40.00%
Package B [Member] | Performance Options 2015 [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			50.00%
Package B [Member] | Performance Options 2015 [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			50.00%